Summary of Significant Accounting Policies (Details) - Schedule of Contract Liability - Customer [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 29, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Contract Liability [Line Items]
Beginning balance	$ 393,003		$ 1,648,847
Addition	8,069,950	$ 393,003	47,710
Recognized as revenue within the fiscal year ended	(5,291,167)	(47,710)	(1,648,847)
Ending balance	$ 3,171,786	$ 393,003	$ 47,710